Summary of Significant Accounting Policies (Details Narrative) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2025 JPY (¥) Segment	Sep. 30, 2024 JPY (¥)	Mar. 31, 2025
Product Information [Line Items]
Number of operating segment | Segment	1
Advertising and marketing costs | ¥	¥ 135,972	¥ 29,594
Software [Member] | Minimum [Member]
Product Information [Line Items]
Intangible asset useful life	5 years
Software [Member] | Maximum [Member]
Product Information [Line Items]
Intangible asset useful life	10 years
Patents [Member]
Product Information [Line Items]
Intangible asset useful life	8 years
Trademarks [Member]
Product Information [Line Items]
Intangible asset useful life	10 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%